Segmented Information	12 Months Ended
Oct. 31, 2024
Segmented Information [Abstract]
Segmented Information
15.	Segmented Information
As of October 31, 2024, the Company has one operating segment, research and development of psychedelic medicine, which takes place primarily in Israel.